COMMITMENTS AND CONTINGENCIES - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Commitments [Line Items]
Fees, net of lease payments	$ 1,117,633	$ 634,775	$ 340,673
Accrued expenses	107,153	71,381
Prepaid Expense and Other Assets, Current	0
Sales and excise tax payable	8,500	6,600
Gama
Other Commitments [Line Items]
Fees, net of lease payments		25,700	160,100
Brand Ambassador
Other Commitments [Line Items]
Gross operating revenue recognized	3,700	2,900	3,100
Selling and marketing expense	3,500	2,800	2,900
Accrued expenses	3,200	3,500
Prepaid Expense and Other Assets, Current	$ 0	$ 0	$ 0